Consolidated statements of changes in equity - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Share capital	Treasury shares	Retained earnings	Total value adjustments	Non-controlling interests [member]
Equity | Restated Value Adjustments [member]	$ 56,666	$ 56,598	$ 913	$ (53)	$ 57,157	$ (1,419)	$ 68
Equity at beginning of period (Restated Value Adjustments [member]) at Dec. 31, 2020	56,666	56,598	913	(53)	57,157	(1,419)	68
Net income	24,018	24,021			24,021		(3)
Other comprehensive income	(2,497)	(2,493)			46	(2,539)	(4)
Total comprehensive income	21,521	21,528			24,067	(2,539)	(7)
Dividends	(7,368)	(7,368)			(7,368)
Purchase of treasury shares	(2,920)	(2,920)		(18)	(2,902)
Reduction of share capital			(12)	18	(6)
Exercise of options and employee transactions, equity impact	39	39		0	39
Equity-based compensation	745	745		5	740
Shares delivered to divested business employees, equity impact Alcon	17	17		0	17
Taxes on treasury shares	1	1			1
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	(1,040)	(1,040)			(1,040)
Transaction costs recorded in equity	12	12			12
Fair value adjustments on equity securities sold, reclassified to retained earnings					164	(164)
Changes in non-controlling interests	(1)						(1)
Fair value adjustments related to divestments					65	(65)
Impact of change in ownership of consolidated entities	102	(5)			(5)	0	107
Other movements	48	48			48
Total of other equity movements	(10,365)	(10,471)	(12)	5	(10,235)	(229)	106
Equity at end of period at Dec. 31, 2021	67,822	67,655	901	(48)	70,989	(4,187)	167
Equity	67,822	67,655	901	(48)	70,989	(4,187)	167
Net income	6,955	6,955			6,955		0
Other comprehensive income	(844)	(839)				(839)	(5)
Total comprehensive income	6,111	6,116			6,955	(839)	(5)
Dividends	(7,506)	(7,506)			(7,506)
Purchase of treasury shares	(10,910)	(10,910)		(66)	(10,844)
Reduction of share capital			(11)	15	(4)
Exercise of options and employee transactions, equity impact	88	88		1	87
Equity-based compensation	854	854		6	848
Shares delivered to divested business employees, equity impact Alcon	5	5		0	5
Taxes on treasury shares	14	14			14
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan	2,809	2,809			2,809
Fair value adjustments on equity securities sold, reclassified to retained earnings					4	(4)
Changes in non-controlling interests	(81)						(81)
Fair value adjustments related to divestments					(34)	34
Other movements	217	217			217
Total of other equity movements	(14,510)	(14,429)	(11)	(44)	(14,404)	30	(81)
Equity at end of period at Dec. 31, 2022	59,423	59,342	890	(92)	63,540	(4,996)	81
Equity	59,423	59,342	890	(92)	63,540	(4,996)	81
Net income	14,854	14,850			14,850		4
Other comprehensive income	1,202	1,200				1,200	2
Total comprehensive income	16,056	16,050			14,850	1,200	6
Dividends	(7,255)	(7,255)			(7,255)
Dividend in kind	(13,962)	(13,962)			(13,962)
Purchase of treasury shares	(8,517)	(8,517)		(51)	(8,466)
Reduction of share capital			(65)	94	(29)
Exercise of options and employee transactions, equity impact	146	146		2	144
Equity-based compensation	904	904		6	898
Shares delivered to divested business employees, equity impact Sandoz	30	30		0	30
Taxes on treasury shares	14	14			14
Transaction costs recorded in equity	(214)	(214)			(214)
Fair value adjustments on equity securities sold, reclassified to retained earnings					(1)	1
Changes in non-controlling interests	(4)						(4)
Fair value adjustments related to divestments					(29)	29
Other movements	129	129			129
Total of other equity movements	(28,729)	(28,725)	(65)	51	(28,741)	30	(4)
Equity at end of period at Dec. 31, 2023	46,750	46,667	825	(41)	49,649	(3,766)	83
Equity	$ 46,750	$ 46,667	$ 825	$ (41)	$ 49,649	$ (3,766)	$ 83